Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Development of Intangible Assets [Line Items]
Ending balance	€ 33,067
Internally generated assets [Member]
Schedule of Development of Intangible Assets [Line Items]
Ending balance	32,261
Software [Member]
Schedule of Development of Intangible Assets [Line Items]
Ending balance	806
Cost [Member]
Schedule of Development of Intangible Assets [Line Items]
Beginning balance	33,315	€ 27,722
Ending balance		33,315
Carrying amounts
Additions	445	5,593
Disposals	(692)
Cost [Member] | Internally generated assets [Member]
Schedule of Development of Intangible Assets [Line Items]
Beginning balance	32,610	27,207
Ending balance		32,610
Carrying amounts
Additions	344	5,404
Disposals	(692)
Cost [Member] | Software [Member]
Schedule of Development of Intangible Assets [Line Items]
Beginning balance	705	516
Ending balance		705
Carrying amounts
Additions	101	189
Disposals
Amortization [Member]
Schedule of Development of Intangible Assets [Line Items]
Beginning balance	(8,274)	(5,664)
Ending balance	(12,538)	(8,274)
Carrying amounts
Additions	(4,264)	(2,611)
Amortization [Member] | Internally generated assets [Member]
Schedule of Development of Intangible Assets [Line Items]
Beginning balance	(7,818)	(5,355)
Ending balance	(11,928)	(7,818)
Carrying amounts
Additions	(4,111)	(2,463)
Amortization [Member] | Software [Member]
Schedule of Development of Intangible Assets [Line Items]
Beginning balance	(457)	(309)
Ending balance	(610)	(457)
Carrying amounts
Additions	(153)	(148)
Carrying amounts [Member]
Schedule of Development of Intangible Assets [Line Items]
Beginning balance	25,041	22,059
Ending balance	20,529	25,041
Carrying amounts [Member] | Internally generated assets [Member]
Schedule of Development of Intangible Assets [Line Items]
Beginning balance	24,793	21,852
Ending balance	20,333	24,793
Carrying amounts [Member] | Software [Member]
Schedule of Development of Intangible Assets [Line Items]
Beginning balance	248	207
Ending balance	€ 196	€ 248